Stock Compensation Expense and Warrants (Details) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Jul. 19, 2021	Oct. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 21, 2021
Stock Compensation Expense and Warrants (Details) [Line Items]
Weighted-average period				4 years		10 years
Warrants issued (in Shares)			5,923,333
Expense totaled			$ 100,000		$ 2,500,000
(new) FaZe Clan Inc. [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Awards agreements			10 years		20 years
Incentive stock option			10.00%		10.00%
Granted period			5 years		5 years
Fair market value			110.00%		110.00%
Exercise price (in Dollars per share)			$ 1.22		$ 5
Stock compensation expense						$ 52,000
Granted stock options (in Shares)			6,147,702
Weighted-average grant date fair value of stock options granted (in Dollars per share)			$ 0.15
Fair value of options, vested			$ 300,000	$ 0	$ 0	$ 52,500
Company’s closing stock price			0	$ 0	$ 0.53
General and administrative expense			$ 300,000
Stock options exercised (in Shares)			38,541
Cash received			$ 32,760
Nonvested stock			$ 600,000
Weighted-average period			2 years 10 months 24 days
Warrants issued (in Shares)				36,202	36,202	618,631
Warrants term					10 years	10 years
Cost of revenues			$ 62,000
Prepaid expenses			200,000	$ 200,000	$ 200,000	$ 200,000
Other assets			$ 300,000	$ 300,000	$ 300,000	300,000
shares of non-statutory stock options (in Shares)		5,765,000			425,000
Weighted-average grant date fair value of stock options granted (in Dollars per share)					$ 0.01
Compensation cost					$ 0	52,500
Employees compensation vested					53,891	0
Weighted average granted fair value					10.41
Employee Stock Ownership Plan (ESOP), Fair Value of Shares Subject to Repurchase Obligation						1,400,000
Cost of revenues					$ 83,119	$ 1,590
(new) FaZe Clan Inc. [Member] | Employee Warrant [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Warrants term						10 years
(new) FaZe Clan Inc. [Member] | Non-Employee Warrants [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Warrants term						4 years
(new) FaZe Clan Inc. [Member] | Stock Option Repricing [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Purchase of common stock (in Shares)	2,150,000
Stock compensation expense	$ 300,000
(new) FaZe Clan Inc. [Member] | Restricted Stock Awards [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Awards agreements			2 years
Restricted stock (in Shares)			22,197
Nonvested restricted stock			$ 14,384
Remaining vesting period			1 year 8 months 12 days
Series A Preferred Stock [Member] | (new) FaZe Clan Inc. [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Warrants issued (in Shares)						292,790
Non-Employee Warrants [Member] | (new) FaZe Clan Inc. [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Warrants term			10 years		10 years
Minimum [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Weighted-average period			2 years
Minimum [Member] | (new) FaZe Clan Inc. [Member] | Stock Option Repricing [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Exercise price (in Dollars per share)	$ 5
Minimum [Member] | Non-Employee Warrants [Member] | (new) FaZe Clan Inc. [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Warrants term			9 years		9 years
Maximum [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Weighted-average period			6 years
Maximum [Member] | (new) FaZe Clan Inc. [Member] | Stock Option Repricing [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Exercise price (in Dollars per share)	$ 0.85
Equity Incentive Plan 2019 [Member] | Minimum [Member] | (new) FaZe Clan Inc. [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Stock options grants (in Shares)					8,000,000		8,000,000
Equity Incentive Plan 2019 [Member] | Maximum [Member] | (new) FaZe Clan Inc. [Member]
Stock Compensation Expense and Warrants (Details) [Line Items]
Stock options grants (in Shares)							10,500,000